LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.5%
COMMUNICATION SERVICES - 11.3%
Diversified Telecommunication Services - 8.1%
CITIC Telecom International Holdings Ltd.	143,574	$52,292
Deutsche Telekom AG, Registered Shares	97,165	1,815,947
Elisa oyj	9,330	544,701
HKT Trust & HKT Ltd.	221,355	301,478
Nippon Telegraph & Telephone Corp.	73,700	2,089,633
Proximus SADP	17,349	352,305
Swisscom AG, Registered Shares	3,123	1,771,729

Total Diversified Telecommunication Services		6,928,085

Media - 0.3%
Eutelsat Communications SA	16,327	200,779
Telenet Group Holding NV	2,382	91,055

Total Media		291,834

Wireless Telecommunication Services - 2.9%
Freenet AG	17,635	476,231
SoftBank Corp.	162,400	2,021,103

Total Wireless Telecommunication Services		2,497,334

TOTAL COMMUNICATION SERVICES		9,717,253

CONSUMER DISCRETIONARY - 1.2%
Household Durables - 1.1%
Persimmon PLC	28,486	914,945

Specialty Retail - 0.1%
T-Gaia Corp.	5,500	79,189

Textiles, Apparel & Luxury Goods - 0.0%††
Pacific Textiles Holdings Ltd.	88,477	44,820

TOTAL CONSUMER DISCRETIONARY		1,038,954

CONSUMER STAPLES - 17.5%
Food & Staples Retailing - 5.3%
Axfood AB	10,041	254,626
Koninklijke Ahold Delhaize NV	64,662	2,084,338
Tesco PLC	549,561	2,189,837

Total Food & Staples Retailing		4,528,801

Food Products - 2.8%
Danone SA	31,495	1,950,651
Orkla ASA	36,427	346,455
Rogers Sugar Inc.	17,644	83,101

Total Food Products		2,380,207

Personal Products - 2.1%
Unilever PLC	36,386	1,850,992

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2022 Quarterly Report	1

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Tobacco - 7.3%
British American Tobacco PLC	59,447	$2,523,116
Imperial Brands PLC	61,116	1,436,166
Japan Tobacco Inc.	110,000	2,189,976
Scandinavian Tobacco Group A/S	3,627	77,815

Total Tobacco		6,227,073

TOTAL CONSUMER STAPLES		14,987,073

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Itochu Enex Co. Ltd.	9,600	83,399

FINANCIALS - 20.2%
Banks - 13.3%
Bank of Nova Scotia	33,832	2,435,649
Banque Cantonale Vaudoise, Registered Shares	1,717	140,709
BOC Hong Kong Holdings Ltd.	270,457	1,040,546
Canadian Imperial Bank of Commerce	17,427	2,187,213
DBS Group Holdings Ltd.	87,600	2,280,457
Oversea-Chinese Banking Corp. Ltd.	124,200	1,145,416
Seven Bank Ltd.	372,000	781,289
United Overseas Bank Ltd.	62,900	1,393,694

Total Banks		11,404,973

Capital Markets - 0.4%
IGM Financial Inc.	6,505	228,427
Jupiter Fund Management PLC	29,391	90,537

Total Capital Markets		318,964

Insurance - 6.5%
Assicurazioni Generali SpA	52,258	1,088,439
Direct Line Insurance Group PLC	158,993	650,392
Gjensidige Forsikring ASA	8,921	216,720
Great-West Lifeco Inc.	17,329	541,071
Legal & General Group PLC	84,976	327,659
Poste Italiane SpA	37,822	502,634
Zurich Insurance Group AG	4,789	2,266,809

Total Insurance		5,593,724

TOTAL FINANCIALS		17,317,661

See Notes to Schedule of Investments.

2	Legg Mason International Low Volatility High Dividend ETF 2022 Quarterly Report

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
HEALTH CARE - 7.6%
Pharmaceuticals - 7.6%
GlaxoSmithKline PLC	98,984	$2,181,936
Novartis AG, Registered Shares	25,107	2,160,812
Sanofi	21,162	2,200,272

TOTAL HEALTH CARE		6,543,020

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.1%
BAE Systems PLC	128,318	993,696

Air Freight & Logistics - 0.2%
Cia de Distribucion Integral Logista Holdings SA	4,230	85,116
Oesterreichische Post AG	1,829	76,374

Total Air Freight & Logistics		161,490

Construction & Engineering - 2.3%
ACS Actividades de Construccion y Servicios SA	17,029	425,505
Bouygues SA	22,773	796,235
Chudenko Corp.	2,800	51,346
Nishimatsu Construction Co. Ltd.	16,500	544,153
Sanki Engineering Co. Ltd.	11,300	138,866

Total Construction & Engineering		1,956,105

Industrial Conglomerates - 1.4%
CK Hutchison Holdings Ltd.	165,022	1,168,215

Machinery - 1.3%
Kone oyj, Class B Shares	18,089	1,160,294

Road & Rail - 1.6%
Aurizon Holdings Ltd.	540,868	1,341,362

Trading Companies & Distributors - 5.3%
ITOCHU Corp.	65,000	2,068,605
Mitsubishi Corp.	71,200	2,395,681
Nippon Steel Trading Corp.	1,500	67,043

Total Trading Companies & Distributors		4,531,329

TOTAL INDUSTRIALS		11,312,491

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
VTech Holdings Ltd.	11,859	93,609

MATERIALS - 2.3%
Construction Materials - 0.4%
Holcim Ltd.	6,832	365,063

Metals & Mining - 1.9%
Rio Tinto Ltd.	20,344	1,599,031

TOTAL MATERIALS		1,964,094

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2022 Quarterly Report	3

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
REAL ESTATE - 6.5%
Equity Real Estate Investment Trusts (REITs) - 3.3%
AEON REIT Investment Corp.	232	$293,763
Ascendas Real Estate Investment Trust	307,900	628,483
Charter Hall Long Wale REIT	39,205	133,138
Cofinimmo SA	960	140,869
Cromwell Property Group	210,634	124,658
CT Real Estate Investment Trust	11,956	159,344
Frontier Real Estate Investment Corp.	48	201,831
Prime US REIT	76,600	59,365
SmartCentres Real Estate Investment Trust	29,171	705,077
Waypoint REIT Ltd.	212,269	405,292

Total Equity Real Estate Investment Trusts (REITs)		2,851,820

Real Estate Management & Development - 3.2%
Allreal Holding AG, Registered Shares	533	114,781
Cibus Nordic Real Estate AB	3,637	99,671
Henderson Land Development Co. Ltd.	65,912	287,822
Kerry Properties Ltd.	85,600	241,512
LEG Immobilien SE	3,877	510,669
Samhallsbyggnadsbolaget i Norden AB, Class D Shares	18,526	60,456
Sun Hung Kai Properties Ltd.	83,772	1,017,935
Swiss Prime Site AG, Registered Shares	3,598	352,631

Total Real Estate Management & Development		2,685,477

TOTAL REAL ESTATE		5,537,297

UTILITIES - 18.5%
Electric Utilities - 9.9%
CK Infrastructure Holdings Ltd.	34,968	215,255
CLP Holdings Ltd.	79,451	793,741
Fortis Inc.	42,753	2,029,742
Fortum oyj	43,712	1,178,478
Iberdrola SA	178,857	2,037,067
Okinawa Electric Power Co. Inc.	11,600	141,143
Power Assets Holdings Ltd.	76,586	469,973
Red Electrica Corp. SA	33,826	679,129
Terna Rete Elettrica Nazionale SpA	125,773	979,891

Total Electric Utilities		8,524,419

Gas Utilities - 2.8%
Enagas SA	28,347	610,118
Italgas SpA	45,693	300,570
Rubis SCA	5,789	185,988
Snam SpA	235,378	1,308,740

Total Gas Utilities		2,405,416

See Notes to Schedule of Investments.

4	Legg Mason International Low Volatility High Dividend ETF 2022 Quarterly Report

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Multi-Utilities - 5.8%
A2A SpA		308,585	$580,979
ACEA SpA		3,677	73,782
Algonquin Power & Utilities Corp.		146,070	2,084,581
E.ON SE		148,434	2,033,342
Iren SpA		55,212	164,882

Total Multi-Utilities			4,937,566

TOTAL UTILITIES			15,867,401

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $79,692,872)			84,462,252

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Treasury Portfolio, Institutional Class (Cost - $249,370)	0.010%	249,370	249,370

TOTAL INVESTMENTS - 98.8% (Cost - $79,942,242)			84,711,622
Other Assets in Excess of Liabilities - 1.2%			1,045,852

TOTAL NET ASSETS - 100.0%			$85,757,474

††	Represents less than 0.1%.

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At January 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index Futures	4	3/22	$453,275	$447,060	$(6,215)

At January 31, 2022, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	135,034	CHF	125,708	Bank of New York Mellon	2/8/22	$(10)
USD	6,969,011	CHF	6,404,054	Bank of New York Mellon	2/8/22	89,374
USD	487,155	EUR	434,533	Bank of New York Mellon	2/8/22	(29)
USD	24,966,853	EUR	22,092,175	Bank of New York Mellon	2/8/22	197,828
USD	254,868	JPY	29,366,539	Bank of New York Mellon	2/8/22	(9)
USD	12,886,537	JPY	1,491,374,433	Bank of New York Mellon	2/8/22	(57,343)

See Notes to Schedule of Investments.

Legg Mason International Low Volatility High Dividend ETF 2022 Quarterly Report	5

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	January 31, 2022

(Percentages shown based on Fund net assets)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,080	NOK	98,803	Bank of New York Mellon	2/8/22	$0 [1]
USD	568,600	NOK	5,062,246	Bank of New York Mellon	2/8/22	910
USD	8,734	SEK	81,523	Bank of New York Mellon	2/8/22	0 [1]
USD	455,851	SEK	4,166,905	Bank of New York Mellon	2/8/22	9,405
USD	68,249	AUD	96,869	UBS Securities LLC	2/8/22	(2)
USD	3,572,317	AUD	4,990,022	UBS Securities LLC	2/8/22	56,503
USD	198,484	CAD	252,436	UBS Securities LLC	2/8/22	(2)
USD	10,104,834	CAD	12,886,392	UBS Securities LLC	2/8/22	(27,530)
USD	249,847	GBP	186,232	UBS Securities LLC	2/8/22	1
USD	12,816,586	GBP	9,474,895	UBS Securities LLC	2/8/22	105,228
USD	99,958	SGD	135,164	UBS Securities LLC	2/8/22	(1)
USD	5,063,293	SGD	6,891,582	UBS Securities LLC	2/8/22	(33,285)

Total						$341,038

[1]	Value is less than $1.

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	Legg Mason International Low Volatility High Dividend ETF 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on the Cboe BZX Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities.

7

Notes to Schedule of Investments (unaudited) (continued)

Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

8

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$84,462,252	—		$84,462,252
Short-Term Investments†	249,370	—	—	249,370

Total Investments	$84,711,622	—	—	$84,711,622

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$459,249	—	$459,249

Total	$84,711,622	$459,249	—	$85,170,871

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$6,215	—	—	$6,215
Forward Foreign Currency Contracts††	—	$118,211	—	118,211

Total	$6,215	$118,211	—	$124,426

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

9